Derivative Financial Instruments - Details of current and potential exposures and aggregated by credit rating (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Current [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	$ 257,424
Current [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	138,850
Current [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	310,705
Current [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	2,183
Less than 1 year [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	976,230
Less than 1 year [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	235,594
Less than 1 year [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	1,010,356
Less than 1 year [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	18,626
One to Three Year [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	1,298,110
One to Three Year [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	191,681
One to Three Year [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	1,540,015
One to Three Year [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	20,064
3-5 years [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	1,314,296
3-5 years [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	228,801
3-5 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	1,349,311
3-5 years [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	18,092
5-7 years [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	578,548
5-7 years [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	223,751
5-7 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	1,243,898
7-10 years [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	482,959
7-10 years [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	257,465
7-10 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	1,115,559
More than 10 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	$ 78,831